Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,000
Previously Paid Amount	0.00
Total Fee Amount	7.04
Total Offset Amount	0.00
Net Fee	7.04
Narrative - Max Aggregate Offering Price	$ 46,000
Final Prospectus	true